Expense Example (Mid Cap Stock Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Mid Cap Stock Trust
Expense Example:
Year 1	$ 95
Year 3	296
Year 5	515
Year 10	1,143
Series II, Mid Cap Stock Trust
Expense Example:
Year 1	115
Year 3	359
Year 5	622
Year 10	1,375
Series NAV, Mid Cap Stock Trust
Expense Example:
Year 1	90
Year 3	281
Year 5	488
Year 10	$ 1,084